Leases	12 Months Ended
Dec. 31, 2011
Leases
Leases

7                          Leases

The Company leases most of its retail and mail order locations, ten of its distribution centers and certain corporate offices under non-cancelable operating leases, typically with initial terms of 15 to 25 years and with options that permit renewals for additional periods. The Company also leases certain equipment and other assets under noncancelable operating leases, typically with initial terms of 3 to 10 years. Minimum rent is expensed on a straight-line basis over the term of the lease. In addition to minimum rental payments, certain leases require additional payments based on sales volume, as well as reimbursement for real estate taxes, common area maintenance and insurance, which are expensed when incurred.

The following table is a summary of the Company’s net rental expense for operating leases for the respective years:

In millions	2011	2010	2009
Minimum rentals	$2,087	$2,001	$1,857
Contingent rentals	49	53	61

	2,136	2,054	1,918
Less: sublease income	(19)	(19)	(19)

	$2,117	$2,035	$1,899

The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2011:

In millions	Capital Leases	Operating Leases(1)
2012	$20	$2,230
2013	20	2,143
2014	20	1,936
2015	20	1,880
2016	20	1,806
Thereafter	237	17,630

Total future lease payments	337	$27,625

Less: imputed interest	(169)

Present value of capital lease obligations	$168

(1)   Future operating lease payments have not been reduced by minimum sublease rentals of $246 million due in the future under noncancelable subleases.

The Company finances a portion of its store development program through sale-leaseback transactions. The properties are generally sold at net book value, which generally approximates fair value, and the resulting leases qualify and are accounted for as operating leases. The operating leases that resulted from these transactions are included in the above table. The Company does not have any retained or contingent interests in the stores and does not provide any guarantees, other than a guarantee of lease payments, in connection with the sale-leaseback transactions. Proceeds from sale-leaseback transactions totaled $592 million in 2011, $507 million in 2010 and $1.6 billion in 2009.